Other Assets	12 Months Ended
Dec. 31, 2015
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
OTHER ASSETS
An analysis of other assets is as follows:

	December 31,
	2015	2014 (i)
	(millions)
Other current assets
Prepayments and accrued income	$86	$81
Income taxes receivable	64	30
Other receivables (i)	105	101
Total other current assets	$255	$212
Other non-current assets
Prepayments and accrued income	$23	$14
Deferred compensation plan assets	102	92
Accounts receivable, net	30	29
Other investments	29	29
Other receivables (i)	25	46
Total other non-current assets	$209	$210
Total other assets	$464	$422